EATON VANCE GOVERNMENT OBLIGATIONS FUND
Supplement to Prospectus, Summary Prospectus and
Statement of Additional Information dated March 1, 2017
Effective March 1, 2018, the name of Eaton Vance Government Obligations Fund is changed to Eaton Vance Government Opportunities Fund.
February 7, 2018	28345 2.7.18